Income taxes	12 Months Ended
Dec. 31, 2016
Income taxes
Income taxes

12.  Income taxes

Cayman Islands and British Virgin Islands

The Company is a tax exempt company incorporated in the Cayman Islands. Under the laws of Cayman Islands, the Company is not subject to tax on income or capital gain. The Company’s subsidiary established in the British Virgin Islands is tax exempt under the laws of British Virgin Islands, and accordingly, is not subject to tax on income or capital gain.

People’s Republic of China

The Corporate Income Tax (“CIT”) Law enacted by the National People’s Congress of China stipulated that FIEs and domestic companies would be subject to CIT at a uniform rate of 25%.

In accordance with the CIT Law, a company is entitled to a preferential income tax of 15% if qualifying as an Advanced and New Technology Enterprise (“ANTE”). The preferential tax rate, once being approved by the relevant government authorities, is subject to renewal every three years. However, a company that enjoys the preferential income tax rate should perform self-assessment to ensure it maintains the required qualification during those three years. In November 2010, JA Hebei was recognized as an ANTE under the CIT Law and is entitled to the preferential income tax of 15% from 2010 to 2012. In March 2014, JA Hebei was again recognized as an ANTE under the new CIT Law and is entitled to the preferential income tax of 15% from 2013 to 2015. In November 2016, JA Hebei was once more recognized as an ANTE and is entitled to the preferential income tax of 15% from 2016 to 2018. In August 2011, JA Yangzhou was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. In August 2014, JA Yangzhou was again recognized as an ANTE under the new CIT Law and is entitled to the preferential income tax of 15% from 2014 to 2016. In November 2011, JA Lianyungang was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. In October 2014, JA Lianyungang was again recognized as an ANTE under the new CIT Law and is entitled to the preferential income tax of 15% from 2014 to 2016. JA Fengxian was recognized as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. JA Fengxian has chosen to complete the above mentioned 2+3 holiday for the overlapping period of 2011 and 2012. In September 2014, JA Fengxian was again recognized as an ANTE under the new CIT Law and is entitled to the preferential income tax of 15% from 2014 to 2016. JA Wafer R&D was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2012 to 2014. In 2015, JA Wafer R&D’s recognition as an ANTE expired. In November 2016, JA Wafer R&D was again recognized as an ANTE and is entitled to the preferential income tax of 15% from 2016 to 2018. In October 2016, JA Hefei Technology was recoginized as an ANTE under the CIT Law and is entitled to the preferential income tax of 15% from 2016 to 2018.

The Group’s solar power plants are entitled to a three-year tax exemption from CIT starting from the year in which revenue is first generated from sale of electricity, and a 50% CIT reduction, effectively 12.5%, for the succeeding three years thereafter for the income generated from investing and operating in the qualified public basic infrastructure projects according to the CIT Law (“three-year tax exemption and three-year 50% CIT reduction”). The CIT tax rate for these project entities will increase to 25% upon the expiration of such term. JA Dunhuang started generating revenue from sale of electricity since 2015 and is entitled to the three-year tax exemption and three-year 50% CIT reduction from 2015 to 2020. Jiuzhou Xinjiang, Lincheng Jingneng, JA Linzhou, JA Datong, JA Hefei Electric., JA Yanchi, JA Jarud, JA Chifeng started generating revenue from sale of electricity since 2016 and is entitled to the three-year tax exemption and three-year 50% CIT reduction from 2016 to 2021.

On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued Cai Shui [2008] Circular 1 (“Circular 1”). According to Article 4 of Circular 1, distributions of accumulated profits earned by a FIE prior to January 1, 2008 to foreign investor(s) in 2008 or after will be exempt from withholding tax (“WHT”) while distribution of the profit earned by an FIE after January 1, 2008 to its foreign investor(s) shall be subject to WHT at a rate up to 10% (lower rate is available under the protection of tax treaties). As a result, if any dividends are declared out of the cumulative retained earnings as of December 31, 2007, they should be exempt from WHT. In 2012, JA Hebei declared dividends of RMB 107,804 out of the cumulative retained earnings as of December 31, 2007 to JA BVI, which was exempt for WHT. JA Yangzhou, as requested by the local tax bureau, declared dividends of RMB 210,637 out of the earnings after January 1, 2008 to JA BVI in order to meet the capital injection requirement for JA Yangzhou. Pursuit to Circular 1, the appropriation of dividend for reinvestment purpose is subject to 10% WHT, amounting to RMB 21,064, which was paid and recorded as income tax expenses for the year ended December 31, 2012. Excluding JA Yangzhou’s dividend appropriation requested by the local tax bureau, the Group intends to indefinitely reinvest its earnings to further expand its businesses in mainland China, its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies in the foreseeable future. Undistributed earnings as of December 31, 2015 and 2016 are considered to be indefinitely reinvested, and therefore, no deferred tax liability was recognized. Cumulative undistributed earnings of the Company’s PRC subsidiaries intended to be permanently reinvested totaled RMB 3,871,442 and RMB 5,248,874 and the amount of the unrecognized deferred tax liability on the permanently reinvested earnings was RMB 387,144 and RMB 524,887 as of December 31, 2015 and 2016.

Hong Kong SAR

No income tax provision has been made for JA Hong Kong and JA International in any period, as the entities did not have assessable profits subject to Hong Kong Profit Tax at the rate of 16.5% for the years presented.

United States

JA USA is subject to US federal statutory tax rate of 35% and also subject to the state of California income tax rate of 8.84%. The state income tax paid is deductible for US federal income tax.

European Countries

JA GmbH is incorporated in Germany and is subject to effective income tax rate of 29.55% which consists of 15% corporate income tax plus a solidarity surcharge of 5.5% on corporate income tax and a trade income tax rate of 13.72%.

Japan

JA Japan is subject to Japanese corporate income tax rate of 35.64%.

Australia

JA Australia is subject to Australia corporate income tax rate of 30%.

Malaysia

JA Malaysia is subject to Malaysia corporate income tax rate of 24%.

The tax expense comprises:

	For the year ended	For the year ended	For the year ended
	December 31, 2014	December 31, 2015	December 31, 2016
Current tax	(189,622)	(253,980)	(207,645)
Deferred tax	116,232	96,648	84,344

	(73,390)	(157,332)	(123,301)

Components of deferred tax assets consisted of the following:

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Deferred tax assets:
Temporary differences:
Amortization of intangible assets	610	510
Accrued warranty costs	80,900	94,856
Accrued expenses	49,819	52,550
Net loss carried forward	232,599	251,862
Depreciation of property, plant and equipment	123,937	127,221
Inventory write-down	10,470	34,461
Allowance for doubtful accounts	67,071	30,650
Allowance for advance to suppliers	17,684	3,108
Impairment loss on property, plant and equipment and project assets	84,663	58,969
Accrued interest	45,507	—
Government grant for the acquisition of land use rights and property, plant and equipment	40,354	28,216
Timing difference for revenue recognition of retainage contract	48,683	50,376
Unrealized profit	45,462	75,352
Others	6,097	9,744

Deferred tax assets	853,856	817,875

Deferred tax liabilities:
Temporary differences:
Capitalized interest	(34,868)	(24,399)

Deferred tax liabilities	(34,868)	(24,399)

Less: valuation allowance	(483,649)	(373,793)

Deferred tax assets-net	335,339	419,683

Deferred tax assets are analyzed as:

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Current	139,143	138,080
Non-Current	231,064	306,002

	370,207	444,082

Deferred tax liability are analyzed as:
Current	—	—
Non-Current	(34,868)	(24,399)

	(34,868)	(24,399)

	335,339	419,683

The following table presents the movement of the valuation allowance for deferred tax assets:

	As of December 31,	As of December 31,	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the year	683,341	456,925	483,649
Allowance made during the year	40,619	119,448	128,605
Reversals and utilization	(267,035)	(92,724)	(214,860)
Written off	—	—	(23,601)

Balance at end of the year	456,925	483,649	373,793

The Group has made some portion of valuation allowance against its net deferred tax assets. The Group evaluates a variety of factors in determining the amount of the valuation allowance, including its earnings history, the tax holiday period, the existence of taxable temporary differences, and near-term earnings expectations. Future reversal of the valuation allowance will be recognized upon the earlier of when the benefit is realized or when it has been determined that it is more likely than not that the benefit will be realized through future earnings. Certain valuation allowance was reversed and utilized in 2015 and 2016 when certain subsidiaries generated sufficient taxable income to utilize the deferred tax assets in the current year. Furthermore, a portion of valuation allowance was reversed in 2015 and 2016 due to the expected utilization of deferred tax assets in the future. Valuation allowance of RMB 61,722 and RMB 147,630 was reversed for the years ended December 31, 2015 and 2016 respectively, based on the expected future profitability of the Company’s subsidiaries with the remainder of the reversal a result of current year utilization.

Reconciliation between the provision for income tax computed by applying the statutory CIT and the Group’s effective tax rate:

	For the year ended	For the year ended	For the year ended
	December 31, 2014	December 31, 2015	December 31, 2016
PRC enterprise income tax	25%	25%	25%
Effect of permanent differences:
Share based compensation and other permanent difference	4.50%	2.78%	2.59%
Effect of tax holiday (1)	(8.35)%	(7.54)%	(8.38)%
Difference of tax rates of subsidiaries outside of China (2)	(0.08)%	(0.25)%	(5.43)%
Effect of tax rate change (3)	24.30%	(3.06)%	9.54%
Withholding tax for dividend distribution	—%	—%	0.23%
Intra-group investment disposal income subject to tax	12.28%	—%	1.31%
Valuation allowance	(43.54)%	3.46%	(10.23)%

	14.11%	20.39%	14.63%

(1)	Effect of tax holiday is mainly due to certain subsidiaries are entitled ANTE with a preferential income tax of 15%.

(2)

Change of effect of difference of tax rates of subsidiaries outside of China is mainly due to impact from change in fair value generated from warrants and exchange gain or loss in JA Cayman, which is not subject to income tax.

(3)

Change of tax rate decreased from 24.30% in 2014 to (3.06%) in 2015 is due to the different enacted tax rate used in the calculation of deferred tax assets in 2015 for one subsidiary (JA Wafer R&D) to reflect the increase of tax rate due to ANTE recognition expires in 2015, which resulted in the addition of previously disclosed deferred tax asset benefit (gross amount). Deferred tax assets for this subsidiary have been fully provided for valuation allowance in both 2015 and 2014. Change of tax rate increased from (3.06%) in 2015 to 9.54% in 2016 is due to the different enacted tax rate used in the calculation of deferred tax assets in 2016 for two subsidiaries (JA Wafer R&D and JA Hefei Technology) to reflect the decrease of tax rate due to their recognition as ANTE, which resulted in the reduction of previously disclosed deferred tax asset benefit (gross amount). Deferred tax assets for one subsidiary (JA Wafer R&D) have been fully provided for valuation allowance in both 2016 and 2015.  The corresponding reversal of valuation allowance has been included in the line of valuation allowance.

Aggregate amount and per share effect of the tax holiday are as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2014	December 31, 2015	December 31, 2016
The aggregate amount of effect	43,405	58,194	70,653
Per share effect-basic	0.18	0.24	0.30
Per share effect-diluted	0.18	0.24	0.30